Leasing Arrangements - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) lease location	Dec. 31, 2020 USD ($) location
Lessee, Lease, Description [Line Items]
Leases terminated, open locations	98	24
Leases terminated, pre-open locations	8	82
Leases amended | lease	230
Leases amended, reduction in future undiscounted fixed minimum lease cost payments | $	$ 4.8	$ 4.0
Future minimum lease cost payments for leases not yet taken possession | $	$ 1.0
ChinaCo
Lessee, Lease, Description [Line Items]
Leases terminated, open locations	9
Leases terminated, pre-open locations		7